Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 96,417	$ 162,797	$ 25,646	$ 26,341
Stock purchase warrant	5,164	4,657
Long-term debt, including current portion	(1,166,301)	(710,328)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	97,287	162,797
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(10,538)	(18,225)
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	5,164	4,657
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Equity Accounted Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	13,980	14,980
Carrying Amount Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(1,164,605)	(708,565)
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	97,287	162,797
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(10,538)	(18,225)
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	5,164	4,657
Fair Value Asset/(Liability) [Member] | Fair Value Measurements, Other [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	$ (1,140,135)	$ (669,772)